Nuveen Symphony Small Cap Core Fund
Nuveen Symphony Small Cap Core Fund
Investment Objective
The investment objective of the Fund is to seek long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 34 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 39 of the prospectus, in the appendix to this prospectus titled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries,” and “Purchase and Redemption of Fund Shares” on page S-67 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuveen Symphony Small Cap Core Fund - USD ($)		Class A	Class C	Class I	Class T
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Exchange Fee		none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	$ 15	$ 15	$ 15	$ 15
[1]	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Symphony Small Cap Core Fund		Class A	Class C	Class I	Class T
Management Fees		0.81%	0.81%	0.81%	0.81%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	0.25%
Other Expenses		0.38%	0.38%	0.38%	0.38%
Total Annual Fund Operating Expenses		1.44%	2.19%	1.19%	1.44%
Fee Waivers and/or Expense Reimbursements	[1]	(0.14%)	(0.14%)	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.30%	2.05%	1.05%	1.30%
[1]	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through July 31, 2019 so that the total annual operating expenses of the Fund (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.09% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the fee waivers currently in place are not renewed beyond July 31, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Nuveen Symphony Small Cap Core Fund - USD ($)	Class A	Class C	Class I	Class T
1 Year	$ 700	$ 208	$ 107	$ 379
3 Years	985	665	357	674
5 Years	1,298	1,155	634	998
10 Years	$ 2,183	$ 2,507	$ 1,424	$ 1,913

Expense Example, No Redemption - Nuveen Symphony Small Cap Core Fund - USD ($)	Class A	Class C	Class I	Class T
1 Year	$ 700	$ 208	$ 107	$ 379
3 Years	985	665	357	674
5 Years	1,298	1,155	634	998
10 Years	$ 2,183	$ 2,507	$ 1,424	$ 1,913

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of small-capitalization companies. Small-capitalization companies are defined as companies that have market capitalizations within the market capitalization range of the companies in the Fund’s benchmark, the Russell 2000® Index (the “Index”), on the last business day of the month in which its most recent reconstitution was completed. Reconstitution of the Index currently is completed in June of each year. On June 30, 2017, the range of the Index was $35 million to $5.9 billion. The Fund will not be forced to sell a security because a company has exceeded or fallen below the current market capitalization range.

The goal of the portfolio construction process is to build a well-diversified portfolio that reflects the Fund’s benchmark in terms of its risk characteristics and that simultaneously seeks to generate a return in excess of that benchmark. The Fund’s sub-adviser utilizes a multi-faceted investment process that incorporates fundamental research, comprehensive market views and proactive risk management. Industry-focused analysts draw upon a broad range of resources to identify potential investments, including a top down macro-framework, fundamental bottom-up insights, quantitative analysis, valuation assessment and catalyst identification. Through this stock selection process, the team seeks to identify companies likely to outperform their industry peers in the Index. With the assistance of quantitative tools, the sub-adviser monitors the levels and types of risks in the portfolio and positions the portfolio based on its macroeconomic and market outlook.

The Fund may invest up to 25% of its net assets in equity securities of non-U.S. issuers, including emerging market issuers. The Fund’s investments in emerging market issuers are limited to 10% of the Fund’s net assets.
Principal Risks
The value of your investment in this Fund will change daily. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, listed alphabetically, include:

Active Management Risk—The Fund’s sub-adviser actively manages the Fund’s investments. Consequently, the Fund is subject to the risk that the investment techniques and risk analyses employed by the Fund’s sub-adviser may not produce the desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Currency Risk—Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, and gains and losses realized on the sale of such securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s portfolio.

Cybersecurity Risk—Cybersecurity risk is the risk of an unauthorized breach and access to Fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, its investment adviser or sub-adviser, custodian, transfer agent, distributor or other service provider or a financial intermediary to suffer a data breach, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders. Additionally, a cybersecurity breach could affect the issuers in which the Fund invests, which may cause the Fund’s investments to lose value.

Equity Security Risk—Equity securities in the Fund’s portfolio may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such sectors or industries.

Non-U.S./Emerging Markets Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries as such countries may have a higher degree of economic instability, unsettled securities laws and inconsistent regulatory systems.

Small-Cap Stock Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/performance or by calling (800) 257-8787.
The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Class A Annual Total Return
[1]	The performance of the other share classes will differ due to their different expense structures.

During the four-year period ended December 31, 2017, the Fund’s highest and lowest quarterly returns were 8.84% and -11.06%, respectively, for the quarters ended December 31, 2016 and September 30, 2015.
The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers had not been in place, returns would have been reduced.

Performance is not shown for Class T shares, which have not commenced operations as of the date of this prospectus.
Average Annual Total Returns for the Periods Ended December 31, 2017
Average Annual Total Returns - Nuveen Symphony Small Cap Core Fund		Inception Date	1 Year	Since Inception
Class A		Dec. 10, 2013	12.37%	7.52%
Class A | (return after taxes on distributions)		Dec. 10, 2013	11.47%	7.31%
Class A | (return after taxes on distributions and sale of Fund shares)		Dec. 10, 2013	7.73%	5.87%
Class C		Dec. 10, 2013	18.34%	8.29%
Class I		Dec. 10, 2013	19.50%	9.37%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	[1]		14.65%	9.61%
Lipper Small-Cap Core Funds Category Average (reflects no deduction for taxes or sales loads)	[2]		12.56%	8.54%
[1]	An index that tracks the performance of the 2,000 smallest companies in the Russell 3000.
[2]	Represents the average annualized returns for all reporting funds in the Lipper Small-Cap Core Funds Category.